UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
November 30, 2007 (Unaudited)

			Shares		Value
COMMON STOCKS - 59.50%
Biotechnology - 1.70%
Crucell NV - ADR (a)			1,000		$18,640
Geron Corp. (a)			224		1,449
InterMune, Inc. (a)			600		9,744
Sunesis Pharmaceuticals, Inc. (a)			5,000		10,600
Total Biotechnology					40,433

Capital Markets - 1.69%
The Bear Stearns Companies Inc.			300		29,910
Empire Financial Holding Co. (a)			9,277		10,205
Total Capital Markets					40,115

Chemicals - 1.68%
Ciba Specialty Chemicals AG - ADR			1,200		27,235
The Dow Chemical Co.			300		12,582
Total Chemicals					39,817

Commercial Banks - 5.89%
Central Pacific Financial Corp.			1,000		20,210
Community Bank Shares of Indiana, Inc.			390		7,945
HF Financial Corp.			3,352		50,749
Newbridge Bancorp.			1,673		16,663
Taylor Capital Group, Inc.			2,000		44,280
Total Commercial Banks					139,847

Commercial Services & Supplies - 1.40%
Coinstar, Inc. (a)			300		7,839
Heidrick & Struggles International, Inc.			700		25,389
Total Commercial Services & Supplies					33,228

Communications Equipment - 0.10%
Communications Systems, Inc.			200		2,240
Computers & Peripherals - 2.16%
Datalink Corp. (a)			6,200		26,412
Rimage Corp. (a)			1,000		24,930
Total Computers & Peripherals					51,342

Distributors - 0.24%
Building Materials Holding Corp.			1,000		5,720
Diversified Financial Services - 0.52%
Citigroup, Inc.			300		9,990
Enterprise National Bank NJ (a)			500		2,425
Total Diversified Financial Services					12,415

Diversified Telecommunication Services - 0.55%
Windstream Corp. (a)			1,000		12,950
Energy Equipment & Services - 2.15%
Patterson-UTI Energy, Inc.			2,700		50,895
Food & Staples Retailing - 0.45%
Nash Finch Company			300		10,707
Health Care Equipment & Supplies - 1.13%
St. Jude Medical, Inc. (a)			500		19,875
Urologix, Inc. (a)			5,200		6,812
Total Health Care Equipment & Supplies					26,687

Health Care Providers & Services - 1.44%
Lincare Holdings, Inc. (a)			1,000		34,190
Health Care Technology - 0.91%
Vital Images, Inc. (a)			1,200		21,648
Hotels, Restaurants & Leisure - 2.58%
Canterbury Park Holding Corp.			2,100		23,205
Wyndham Worldwide Corp.			1,300		37,921
Total Hotels, Restaurants & Leisure					61,126

Insurance - 7.54%
The Allstate Corp.			900		46,008
American Safety Insurance Holdings, Ltd (a)(b)			3,200		58,816
Aspen Insurance Holdings Ltd. (b)			1,100		31,680
The Travelers Companies, Inc.			800		42,488
Total Insurance					178,992

Internet & Catalog Retail - 1.30%
ValueVision Media, Inc. (a)			4,700		30,926
IT Services - 0.53%
Affiliated Computer Services, Inc. (a)			300		12,588
Media - 3.91%
Cablevision Systems Corp. (a)			1,000		27,030
Gannett Co, Inc.			600		22,050
Journal Register Co.			4,100		9,020
Peoples Educational Holdings, Inc. (a)			19		53
Time Warner Inc.			2,000		34,520
Total Media					92,673

Metals & Mining - 0.47%
Southern Copper Corp.			100		11,065
Oil, Gas & Consumable Fuels - 5.38%
Cimarex Energy Co.			1,300		50,219
Devon Energy Corp.			300		24,843
Encore Acquisition Co. (a)			100		3,255
Energy Partners, Ltd. (a)			3,130		38,749
W&T Offshore, Inc.			400		10,560
Total Oil, Gas & Consumable Fuels					127,626

Pharmaceuticals - 5.85%
AstraZeneca PLC - ADR			1,200		56,856
Mylan Laboratories Inc			3,500		50,330
Novartis AG - ADR			300		16,956
Wyeth			300		14,730
Total Pharmaceuticals					138,872

Real Estate Investment Trusts - 0.42%
Investors Real Estate Trust			1,000		10,060
Semiconductor & Semiconductor Equipment - 1.16%
FSI International, Inc. (a)			2,600		4,680
Lam Research Corp. (a)			500		22,925
Total Semiconductor & Semiconductor Equipment					27,605

Software - 1.81%
ePlus Inc. (a)			4,100		43,009
Specialty Retail - 1.59%
Best Buy Co., Inc.			500		25,525
Gander Mountain Co. (a)			2,500		12,125
Total Specialty Retail					37,650

Thrifts & Mortgage Finance - 4.27%
First Bancorp of Indiana, Inc.			1,459		19,492
IndyMac Bancorp, Inc.			2,000		19,100
Wells Financial Corp.			2,500		62,750
Total Thrifts & Mortgage Finance					101,342

Tobacco - 0.68%
Universal Corp.			300		16,104
TOTAL COMMON STOCKS (Cost $1,535,637)					1,411,812

INVESTMENT COMPANIES - 6.92%
Funds, Trusts, and Other Financial Vehicles - 1.90%
Eaton Vance Senior Floating-Rate Fund			2,900		44,979
Holding And Other Investment Offices - 3.02%
Blackrock Dividend Achievers Trust			4,000		52,200
Eaton Vance Tax-Managed Global Diversified Equity Income Fund			1,200		19,536
Total Holding And Other Investment Offices					71,736

Oil, Gas & Consumable Fuels - 1.55%
Hugoton Royalty Trust			1,600		36,800
Real Estate Investment Trusts - 0.45%
Winthrop Realty Trust			2,000		10,680
TOTAL INVESTMENT COMPANIES (Cost $178,456)					164,195

RIGHTS - 0.20%
Alien Technology			2,579		4,760
TOTAL RIGHTS (Cost $0)					4,760

PRIVATE PLACEMENTS - 14.50%
Advanced Equities Investment I, LLC (Force 10 Networks) (a)(c)(d)			46,253		50,000
Advanced Equities Investment XXXII, LLC (Raza Microelectronics, Inc.) (a)(c)(d)			65,000		117,000
Advanced Equities Triangle Acquisition I, LLC (Motricity Inc.) (a)(c)(d)			43,783		45,000
Bauer Private Equity Fund III, LLC (Alien Technology) (a)(c)(d)			23,397		31,118
Bauer Private Equity Fund IV, LLC (Alien Technology) (a)(c)(d)			2,579		10,318
FibroGen, Inc. (a)(c)(d)			15,000		67,350
TableMAX Holdings, LLC (a)(c)(d)			23,000		23,153
TOTAL PRIVATE PLACEMENTS (Cost $391,943)					343,939

			Principal
			Amount
SHORT TERM INVESTMENTS - 22.84%
AIM STIC Prime Portfolio Money Market
5.020% (e)			542,041		542,041
TOTAL SHORT TERM INVESTMENTS (Cost $542,041)					542,041

Total Investments (Cost $2,648,077) - 103.96%					2,466,807
Liabilities in Excess of Other Assets - (3.96)%					(94,110)
TOTAL NET ASSETS - 100.00%					$2,372,697

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
(c)	Security fair valued in accordance with procedures approved by the Board of Trustees
(d)	Restricted security --- The Advisor has determined these securities to be illiquid. The total value of illiquid securities at
November 30, 2007 was $343,939, comprising 14.50% of net assets, while the remainder of the Fund's net assets (85.50%)
	were liquid.
(e)	Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2007
	was as follows*:

	Cost of investments		$ 2,648,077
	Short Sale Proceeds		271,558
	Premiums received on options written		3,991
	Gross unrealized appreciation		62,793
	Gross unrealized depreciation		(269,458)
	Net unrealized depreciation		$ (206,665)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Akros Absolute Return Fund
Schedule of Securities Sold Short
November 30, 2007 (Unaudited)

			Shares		Value
EXCHANGE TRADED FUNDS 12.81%
iShares S&P SmallCap 600 Index Fund			1,000		$65,900
Midcap SPDR Trust Series 1			1,000		156,860
Utilities Select Sector SPDR Fund			1,900		81,187
TOTAL EXCHANGE TRADED FUNDS (Proceeds $271,558) 12.81%					$303,947

Akros Absolute Return Fund
Schedule of Options Written
November 30, 2007 (Unaudited)

			Contracts		Value
CALL OPTIONS
Best Buy Co., Inc.
Expiration: January 2008, Exercise Price: $55.00			8		$840
Cimarex Energy Co.
Expiration: December 2007, Exercise Price: $40.00			3		105
Citigroup, Inc.
Expiration: December 2007, Exercise Price: $40.00			3		18
Encore Acquisition Co.
Expiration: March 2008, Exercise Price: $40.00			3		165
Heidrick & Struggles International, Inc.
Expiration: January 2008, Exercise Price: $45.00			7		105
Wyndham Worldwide Corp.
Expiration: December 2007, Exercise Price: $50.00			3		240
Total Options Written (Premiums received $3,991)					$1,473

Akros Absolute Return Fund
Schedule of Open Futures Contracts
November 30, 2007 (Unaudited)
		Number			Unrealized
		of Contracts	Contract	Settlement	Appreciation
Description		Sold Short	Value	Month	Depreciation
Standard and Poor's 500 Index Mini Future		7	$ 519,295	December 2007	$ 3,416
Euro Mini Future		1	91,506	December 2007	(3,144)
Total Futures Contracts			$ 610,801		$ 272

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008